Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 4,452,586	$ 7,538,312	$ 6,675,365
Prepaid expenses	523,758	956,925
Total assets	4,976,344	8,495,237	6,675,365
Current Liabilities
Accounts payable and accrued expenses	1,102,721	888,461	99,909
Warrant liability	80,514	1,659,468
Total current liabilities	1,183,235	2,547,929	99,909
Total liabilities	1,183,235	2,547,929	99,909
Commitments and Contingencies
Stockholders’ Equity
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at September 30, 2023 and December 31, 2022
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 391,854 and 63,820 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	392	64	43
Additional paid-in capital	83,151,790	77,907,471	77,051,020
Accumulated deficit	(79,359,073)	(71,960,227)	(70,475,607)
Total stockholders’ equity	3,793,109	5,947,308	6,575,456
Total liabilities and stockholders’ equity	$ 4,976,344	$ 8,495,237	$ 6,675,365